Reinsurance - Narrative (Details) - USD ($) $ in Millions				6 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 01, 2022	Dec. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Reinsurance recoverables	$ 40,714			$ 35,848		$ 40,714
ACL on reinsurance recoverable, decrease						10
Reinsurance recoverable, allowance for credit loss	27			37		27
Life insurance recoveries on ceded reinsurance contracts				782	$ 958	1,648	$ 1,500
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement
Effects of Reinsurance [Line Items]
Reinsurance payable		$ 7,100
Payment for ceded commissions		65
Assumed reinsurance, deferred gain		90
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | Separate Account Reserves
Effects of Reinsurance [Line Items]
Reinsurance payable		$ 6,700
Reinsured risk, percentage		100.00%
Allianz | Reinsurance Contract [Axis]: Allianz Reinsurance Agreement
Effects of Reinsurance [Line Items]
Reinsurance recoverables				244
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement
Effects of Reinsurance [Line Items]
Payment for ceded commissions			$ 866
Assumed reinsurance, deferred gain			25
Commonwealth | FIA embedded derivative
Effects of Reinsurance [Line Items]
Reinsurance recoverables	8,000			8,700		8,000
Mass Mutual | Retirement
Effects of Reinsurance [Line Items]
Reinsurance recoverables	6,700			6,800		6,700
Prudential | Individual Life
Effects of Reinsurance [Line Items]
Reinsurance recoverables	13,500			13,100		13,500
TR Re | Reinsurance Contract [Axis]: Affiliated Reinsurance Agreement
Effects of Reinsurance [Line Items]
Reinsurance recoverables				6,130
TR Re | Reinsurance Contract [Axis]: Inforce Agreement and Flow Agreement
Effects of Reinsurance [Line Items]
Assumed reinsurance, deferred gain	137					137
Reinsurance recoverables	$ 5,192					5,192
Reinsured risk, percentage	75.00%
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement
Effects of Reinsurance [Line Items]
Payment for ceded commissions			100
Assumed reinsurance, deferred gain			$ 805
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity and Payout Annuity Blocks
Effects of Reinsurance [Line Items]
Reinsured risk, percentage			50.00%
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity Guarantees and Structured Settlement Contracts
Effects of Reinsurance [Line Items]
Reinsured risk, percentage			100.00%
TR Re | Individual Life
Effects of Reinsurance [Line Items]
Reinsurance recoverables	$ 11,500			$ 6,100		$ 11,500